Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000255862
Shareholder Report [Line Items]
Fund Name	Grant Park Dynamic Allocation Fund
Class Name	Class A Shares
Trading Symbol	GPKAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-855-501-4758
Additional Information Website	https://www.grantparkfunds.com/funds/dynamic-allocation-fund
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$149	1.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized. Had the Fund been open the full reporting period, expenses would be higher.

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.83%	[1]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Dec. 27, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 51,159,837
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 43,450
InvestmentCompanyPortfolioTurnover	134.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$51,159,837
Number of Portfolio Holdings	6
Advisory Fee (net of waivers)	$43,450
Portfolio Turnover	134%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	27.4%
Money Market Funds	72.6%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	16.6%
Commodity	3.2%
Equity	19.7%
Money Market Funds	60.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard FTSE Emerging Markets ETF	8.9%
Vanguard FTSE Developed Markets ETF	7.8%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	3.2%
Vanguard Real Estate ETF	3.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended September 30, 2025.
C000255863
Shareholder Report [Line Items]
Fund Name	Grant Park Dynamic Allocation Fund
Class Name	Class I Shares
Trading Symbol	GPKIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-855-501-4758
Additional Information Website	https://www.grantparkfunds.com/funds/dynamic-allocation-fund
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$128	1.58%Footnote Reference*
Footnote	Description
Footnote*	Annualized. Had the Fund been open the full reporting period, expenses would be higher.

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.58%	[2]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Dec. 27, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 51,159,837
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 43,450
InvestmentCompanyPortfolioTurnover	134.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$51,159,837
Number of Portfolio Holdings	6
Advisory Fee (net of waivers)	$43,450
Portfolio Turnover	134%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	27.4%
Money Market Funds	72.6%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	16.6%
Commodity	3.2%
Equity	19.7%
Money Market Funds	60.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard FTSE Emerging Markets ETF	8.9%
Vanguard FTSE Developed Markets ETF	7.8%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	3.2%
Vanguard Real Estate ETF	3.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended September 30, 2025.
C000134834
Shareholder Report [Line Items]
Fund Name	Grant Park Multi Alternative Strategies Fund
Class Name	Class A Shares
Trading Symbol	GPAAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-855-501-4758
Additional Information Website	https://www.grantparkfunds.com/funds/multi-alternative-strategies-fund
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$181	1.76%

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.76%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Grant Park Multi Alternative Strategies Fund
Without Load	6.13%	4.62%	4.27%
With Load	0.07%	3.39%	3.66%
Bloomberg 1-3 Year U.S. Treasury Bond Index	3.89%	1.53%	1.67%
Bloomberg U.S. Government/Corporate Long Bond Index	-1.45%	-4.75%	1.80%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 307,993,798
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 3,920,302
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$307,993,798
Number of Portfolio Holdings	33
Advisory Fee	$3,920,302
Portfolio Turnover	24%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Bonds & Notes	44.0%
Exchange-Traded Funds	22.3%
Money Market Funds	26.7%
U.S. Government & Agencies	7.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	7.9%
Fixed Income	0.1%
CMO	0.6%
Technology	1.6%
Commodity	5.1%
U.S. Treasury Obligations	6.5%
Equity	15.3%
Agency	18.3%
Financials	20.0%
Money Market Funds	24.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Federal Home Loan Banks, 1.500%, 02/25/28	4.6%
Federal Home Loan Banks, 1.750%, 07/21/26	4.5%
Federal National Mortgage Association, 0.850%, 06/30/26	4.1%
iShares Gold Trust	3.4%
Vanguard FTSE Developed Markets ETF	3.3%
Vanguard FTSE Emerging Markets ETF	3.3%
United States Treasury Bill, 3.970%, 10/30/25	3.2%
United States Treasury Bill, 3.970%, 11/06/25	3.2%
Federal Home Loan Banks, 2.000%, 06/30/26	3.2%
Federal Home Loan Mortgage Corporation, 0.700%, 08/19/26	3.2%

C000134835
Shareholder Report [Line Items]
Fund Name	Grant Park Multi Alternative Strategies Fund
Class Name	Class C Shares
Trading Symbol	GPACX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-855-501-4758
Additional Information Website	https://www.grantparkfunds.com/funds/multi-alternative-strategies-fund
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$257	2.51%

Expenses Paid, Amount	$ 257
Expense Ratio, Percent	2.51%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Grant Park Multi Alternative Strategies Fund	5.36%	3.84%	3.49%
Bloomberg 1-3 Year U.S. Treasury Bond Index	3.89%	1.53%	1.67%
Bloomberg U.S. Government/Corporate Long Bond Index	-1.45%	-4.75%	1.80%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 307,993,798
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 3,920,302
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$307,993,798
Number of Portfolio Holdings	33
Advisory Fee	$3,920,302
Portfolio Turnover	24%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Bonds & Notes	44.0%
Exchange-Traded Funds	22.3%
Money Market Funds	26.7%
U.S. Government & Agencies	7.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	7.9%
Fixed Income	0.1%
CMO	0.6%
Technology	1.6%
Commodity	5.1%
U.S. Treasury Obligations	6.5%
Equity	15.3%
Agency	18.3%
Financials	20.0%
Money Market Funds	24.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Federal Home Loan Banks, 1.500%, 02/25/28	4.6%
Federal Home Loan Banks, 1.750%, 07/21/26	4.5%
Federal National Mortgage Association, 0.850%, 06/30/26	4.1%
iShares Gold Trust	3.4%
Vanguard FTSE Developed Markets ETF	3.3%
Vanguard FTSE Emerging Markets ETF	3.3%
United States Treasury Bill, 3.970%, 10/30/25	3.2%
United States Treasury Bill, 3.970%, 11/06/25	3.2%
Federal Home Loan Banks, 2.000%, 06/30/26	3.2%
Federal Home Loan Mortgage Corporation, 0.700%, 08/19/26	3.2%

C000134836
Shareholder Report [Line Items]
Fund Name	Grant Park Multi Alternative Strategies Fund
Class Name	Class I Shares
Trading Symbol	GPAIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-855-501-4758
Additional Information Website	https://www.grantparkfunds.com/funds/multi-alternative-strategies-fund
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$155	1.51%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.51%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Grant Park Multi Alternative Strategies Fund	6.43%	4.88%	4.53%
Bloomberg 1-3 Year U.S. Treasury Bond Index	3.89%	1.53%	1.67%
Bloomberg U.S. Government/Corporate Long Bond Index	-1.45%	-4.75%	1.80%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 307,993,798
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 3,920,302
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$307,993,798
Number of Portfolio Holdings	33
Advisory Fee	$3,920,302
Portfolio Turnover	24%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Bonds & Notes	44.0%
Exchange-Traded Funds	22.3%
Money Market Funds	26.7%
U.S. Government & Agencies	7.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	7.9%
Fixed Income	0.1%
CMO	0.6%
Technology	1.6%
Commodity	5.1%
U.S. Treasury Obligations	6.5%
Equity	15.3%
Agency	18.3%
Financials	20.0%
Money Market Funds	24.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Federal Home Loan Banks, 1.500%, 02/25/28	4.6%
Federal Home Loan Banks, 1.750%, 07/21/26	4.5%
Federal National Mortgage Association, 0.850%, 06/30/26	4.1%
iShares Gold Trust	3.4%
Vanguard FTSE Developed Markets ETF	3.3%
Vanguard FTSE Emerging Markets ETF	3.3%
United States Treasury Bill, 3.970%, 10/30/25	3.2%
United States Treasury Bill, 3.970%, 11/06/25	3.2%
Federal Home Loan Banks, 2.000%, 06/30/26	3.2%
Federal Home Loan Mortgage Corporation, 0.700%, 08/19/26	3.2%

C000134837
Shareholder Report [Line Items]
Fund Name	Grant Park Multi Alternative Strategies Fund
Class Name	Class N Shares
Trading Symbol	GPANX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-855-501-4758
Additional Information Website	https://www.grantparkfunds.com/funds/multi-alternative-strategies-fund
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N Shares	$181	1.76%

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.76%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Grant Park Multi Alternative Strategies Fund	6.15%	4.63%	4.28%
Bloomberg 1-3 Year U.S. Treasury Bond Index	3.89%	1.53%	1.67%
Bloomberg U.S. Government/Corporate Long Bond Index	-1.45%	-4.75%	1.80%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 307,993,798
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 3,920,302
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$307,993,798
Number of Portfolio Holdings	33
Advisory Fee	$3,920,302
Portfolio Turnover	24%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Bonds & Notes	44.0%
Exchange-Traded Funds	22.3%
Money Market Funds	26.7%
U.S. Government & Agencies	7.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	7.9%
Fixed Income	0.1%
CMO	0.6%
Technology	1.6%
Commodity	5.1%
U.S. Treasury Obligations	6.5%
Equity	15.3%
Agency	18.3%
Financials	20.0%
Money Market Funds	24.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Federal Home Loan Banks, 1.500%, 02/25/28	4.6%
Federal Home Loan Banks, 1.750%, 07/21/26	4.5%
Federal National Mortgage Association, 0.850%, 06/30/26	4.1%
iShares Gold Trust	3.4%
Vanguard FTSE Developed Markets ETF	3.3%
Vanguard FTSE Emerging Markets ETF	3.3%
United States Treasury Bill, 3.970%, 10/30/25	3.2%
United States Treasury Bill, 3.970%, 11/06/25	3.2%
Federal Home Loan Banks, 2.000%, 06/30/26	3.2%
Federal Home Loan Mortgage Corporation, 0.700%, 08/19/26	3.2%

[1]	Annualized. Had the Fund been open the full reporting period, expenses would be higher.
[2]	Annualized. Had the Fund been open the full reporting period, expenses would be higher.